Net Income (Expense) from Financial Operations (Tables)	6 Months Ended
Jun. 30, 2021
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Schedule of Net Income (Expense) from Financial Operations in the Condensed Consolidated Statements of Income

Net income (expense) from financial operations in the Condensed Consolidated Statements of Income for the six month periods ended on June 30, 2021 and 2020 is as follows:

	For the six-month periods ended June 30,
	2021	2020
	MCh$	MCh$
Trading instruments (securities)	(12,767)	15,224
Financial derivative contracts (trading)	32,102	139,367
Sale of loans and accounts receivable from customers (*)	5,172	(458)
Net gain on sale of financial instruments at fair value through other comprehensive income	757	51,517
Others	9,556	(1,477)
Totals	34,820	204,173

(*)    See details Note 5, letter d.